UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2020 to April 30, 2020

Commission File Number of issuing entity: 333-224598-01

Central Index Key Number of issuing entity: 0001754377

VERIZON OWNER TRUST 2018-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Audrey Prashker, Esq.

908-559-5430

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2018-A is set forth in the monthly investor report relating to the May 20, 2020 distribution, which is attached as Exhibit 99.1.

In April, 2020, Verizon extended its commitment to waive late fees for, and not terminate service to, any of its consumer or small business customers who did not pay their bills timely due to an inability to pay caused by the COVID-19 crisis through June 30, 2020. In addition, certain states have adopted orders prohibiting the termination of service to customers for non-payment during the COVID-19 crisis. As a result of our commitment and such state orders, as of May 20, 2020, approximately 4.39% of Verizon’s consumer accounts with device payment plan agreements were not subject to certain collection efforts, including redirecting outgoing calls from the customer’s mobile device to a collections representative while also suspending the related data plan, and suspending the customer’s account.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2018-A for the distribution period commencing on April 1, 2020 and ending on April 30, 2020. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 3, 2020 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2018-A.

Item 2.	Legal Proceedings.

The following paragraphs are disclosures received from U.S. Bank National Association (“U.S. Bank”), which serves as the indenture trustee and note paying agent under the indenture for the Verizon Owner Trust 2018-A transaction.

In the last several years, U.S. Bank and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify security holders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs, and accordingly that the claims against it in the NCMSLT Action are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans (the “Consolidated Action”). U.S. Bank and other parties to the Consolidated Action have briefed and argued motions for judgment on the pleadings pursuant to Chancery Court Rule 12(c) regarding disputed issues of contractual interpretation at issue in one of more of the cases comprising the Consolidated Action, including the NCMSLT Action. The Court has not yet ruled on these motions or on U.S. Bank’s dismissal motion in the NCMSLT Action.

U.S. Bank intends to continue to defend the NCMSLT Action vigorously.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the May 20, 2020 distribution.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 2, 2020

VERIZON OWNER TRUST 2018-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer